Annual Fund Operating Expenses	Mar. 01, 2026
California Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
California Municipal Fund | California Municipal Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.85%
Net Expenses (as a percentage of Assets)	0.85%
California Municipal Fund | California Municipal Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.67%
Net Expenses (as a percentage of Assets)	1.67%
California Municipal Fund | California Municipal Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Core Fixed Income Fund | Core Fixed Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.71%
Net Expenses (as a percentage of Assets)	0.71%
Core Fixed Income Fund | Core Fixed Income Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.57%
Net Expenses (as a percentage of Assets)	0.57%
Core Fixed Income Fund | Core Fixed Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.43%
Core Fixed Income Fund | Core Fixed Income Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.90%
Net Expenses (as a percentage of Assets)	0.90%
Core Fixed Income Fund | Core Fixed Income Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.59%
Net Expenses (as a percentage of Assets)	0.59%
Core Fixed Income Fund | Core Fixed Income Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.34%
Net Expenses (as a percentage of Assets)	0.34%
Core Plus Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Core Plus Bond Fund | Core Plus Bond Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	0.81%
Core Plus Bond Fund | Core Plus Bond Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	1.00%
Expenses (as a percentage of Assets)	0.82%
Net Expenses (as a percentage of Assets)	0.82%
Core Plus Bond Fund | Core Plus Bond Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	0.49%
Core Plus Bond Fund | Core Plus Bond Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	1.00%
Expenses (as a percentage of Assets)	1.02%
Net Expenses (as a percentage of Assets)	1.02%
Core Plus Bond Fund | Core Plus Bond Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.71%
Net Expenses (as a percentage of Assets)	0.71%
Diversified Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Diversified Income Fund | Diversified Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%	[5]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.07%
Net Expenses (as a percentage of Assets)	1.07%
Diversified Income Fund | Diversified Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%	[5]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.84%
Net Expenses (as a percentage of Assets)	1.84%
Diversified Income Fund | Diversified Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Other Expenses (as a percentage of Assets):	0.12%	[5]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	0.73%
Diversified Income Fund | Diversified Income Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Other Expenses (as a percentage of Assets):	0.06%	[5]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.03%)	[6]
Net Expenses (as a percentage of Assets)	0.73%
Diversified International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Diversified International Fund | Diversified International Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[7]
Expenses (as a percentage of Assets)	1.22%
Net Expenses (as a percentage of Assets)	1.22%
Diversified International Fund | Diversified International Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.22%	[7]
Expenses (as a percentage of Assets)	1.11%
Net Expenses (as a percentage of Assets)	1.11%
Diversified International Fund | Diversified International Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	0.86%
Diversified International Fund | Diversified International Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%	[7]
Expenses (as a percentage of Assets)	1.39%
Net Expenses (as a percentage of Assets)	1.39%
Diversified International Fund | Diversified International Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.34%	[7]
Expenses (as a percentage of Assets)	1.08%
Net Expenses (as a percentage of Assets)	1.08%
Diversified International Fund | Diversified International Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.02%	[7]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	0.00%	[8]
Net Expenses (as a percentage of Assets)	0.76%
Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Equity Income Fund | Equity Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.85%
Net Expenses (as a percentage of Assets)	0.85%
Equity Income Fund | Equity Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.63%
Net Expenses (as a percentage of Assets)	1.63%
Equity Income Fund | Equity Income Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.74%
Net Expenses (as a percentage of Assets)	0.74%
Equity Income Fund | Equity Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.02%)	[9]
Net Expenses (as a percentage of Assets)	0.52%
Equity Income Fund | Equity Income Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.08%
Net Expenses (as a percentage of Assets)	1.08%
Equity Income Fund | Equity Income Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.77%
Net Expenses (as a percentage of Assets)	0.77%
Finisterre Emerging Markets Total Return Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Finisterre Emerging Markets Total Return Bond Fund | Finisterre Emerging Markets Total Return Bond Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.00%	[10]
Net Expenses (as a percentage of Assets)	0.85%
Global Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Global Emerging Markets Fund | Global Emerging Markets Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[11]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	0.00%	[12]
Net Expenses (as a percentage of Assets)	1.45%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.25%	[11]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.04%)	[12]
Net Expenses (as a percentage of Assets)	1.31%
Global Emerging Markets Fund | Global Emerging Markets Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	0.22%	[11]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.06%)	[12]
Net Expenses (as a percentage of Assets)	1.11%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%	[11]
Expenses (as a percentage of Assets)	1.56%
Net Expenses (as a percentage of Assets)	1.56%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	0.30%	[11]
Expenses (as a percentage of Assets)	1.25%
Net Expenses (as a percentage of Assets)	1.25%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	0.05%	[11]
Expenses (as a percentage of Assets)	1.00%
Net Expenses (as a percentage of Assets)	1.00%
Global Real Estate Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027;
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.36%
Net Expenses (as a percentage of Assets)	1.36%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.07%)	[13]
Net Expenses (as a percentage of Assets)	0.94%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.46%
Net Expenses (as a percentage of Assets)	1.46%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.15%
Net Expenses (as a percentage of Assets)	1.15%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.90%
Net Expenses (as a percentage of Assets)	0.90%
Government & High Quality Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.80%
Net Expenses (as a percentage of Assets)	0.80%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.87%
Net Expenses (as a percentage of Assets)	0.87%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.05%)	[14]
Net Expenses (as a percentage of Assets)	0.53%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.09%)	[14]
Net Expenses (as a percentage of Assets)	0.98%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.09%)	[14]
Net Expenses (as a percentage of Assets)	0.67%
Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Government Money Market Fund | Government Money Market Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.02%)	[15],[16]
Net Expenses (as a percentage of Assets)	0.20%
Government Money Market Fund | Government Money Market Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.17%
Fee Waiver or Reimbursement	(0.02%)	[15],[16]
Net Expenses (as a percentage of Assets)	0.15%
High Yield Fund | High Yield Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.90%
Net Expenses (as a percentage of Assets)	0.90%
High Yield Fund | High Yield Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.69%
Net Expenses (as a percentage of Assets)	1.69%
High Yield Fund | High Yield Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.01%)	[17]
Net Expenses (as a percentage of Assets)	0.61%
High Yield Fund | High Yield Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.52%
Net Expenses (as a percentage of Assets)	0.52%
Inflation Protection Fund | Inflation Protection Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[18]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.52%
Inflation Protection Fund | Inflation Protection Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[18]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.11%
Inflation Protection Fund | Inflation Protection Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[18]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.68%
Inflation Protection Fund | Inflation Protection Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[18]
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.37%
International Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
International Bond Fund | International Bond Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.05%	[19]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.01%)	[20]
Net Expenses (as a percentage of Assets)	0.52%
International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
International Equity Fund | International Equity Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.00%	[21]
Net Expenses (as a percentage of Assets)	0.77%
International Equity Fund | International Equity Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.20%
Net Expenses (as a percentage of Assets)	1.20%
International Equity Fund | International Equity Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.89%
Net Expenses (as a percentage of Assets)	0.89%
International Equity Fund | International Equity Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.62%
Net Expenses (as a percentage of Assets)	0.62%
LargeCap Growth Fund I
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
LargeCap Growth Fund I | LargeCap Growth Fund I, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.02%)	[22]
Net Expenses (as a percentage of Assets)	0.93%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.02%)	[22]
Net Expenses (as a percentage of Assets)	0.78%
LargeCap Growth Fund I | LargeCap Growth Fund I, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.02%)	[22]
Net Expenses (as a percentage of Assets)	0.67%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.02%)	[22]
Net Expenses (as a percentage of Assets)	1.16%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.02%)	[22]
Net Expenses (as a percentage of Assets)	0.85%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.02%)	[22]
Net Expenses (as a percentage of Assets)	0.59%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.31%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.10%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.66%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.35%
LargeCap Value Fund III
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
LargeCap Value Fund III | LargeCap Value Fund III, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[23]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.03%)	[24],[25]
Net Expenses (as a percentage of Assets)	0.92%
LargeCap Value Fund III | LargeCap Value Fund III, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[23]
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.03%)	[24],[25]
Net Expenses (as a percentage of Assets)	0.68%
LargeCap Value Fund III | LargeCap Value Fund III, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[23]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.03%)	[24],[25]
Net Expenses (as a percentage of Assets)	1.24%
LargeCap Value Fund III | LargeCap Value Fund III, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[23]
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.03%)	[24],[25]
Net Expenses (as a percentage of Assets)	0.93%
MidCap Fund | MidCap Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.90%
MidCap Fund | MidCap Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.71%
MidCap Fund | MidCap Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.76%
MidCap Fund | MidCap Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.67%
MidCap Fund | MidCap Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.13%
MidCap Fund | MidCap Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.82%
MidCap Fund | MidCap Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.57%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.38%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.25%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.73%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.42%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.16%
MidCap Value Fund I
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
MidCap Value Fund I | MidCap Value Fund I, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.02%)	[26],[27]
Net Expenses (as a percentage of Assets)	1.06%
MidCap Value Fund I | MidCap Value I Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.02%)	[26],[27]
Net Expenses (as a percentage of Assets)	0.87%
MidCap Value Fund I | MidCap Value I Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.07%)	[26],[27]
Net Expenses (as a percentage of Assets)	0.69%
MidCap Value Fund I | MidCap Value I Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.02%)	[26],[27]
Net Expenses (as a percentage of Assets)	1.20%
MidCap Value Fund I | MidCap Value I Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.02%)	[26],[27]
Net Expenses (as a percentage of Assets)	0.89%
MidCap Value Fund I | MidCap Value Fund I , Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.02%)	[26],[27]
Net Expenses (as a percentage of Assets)	0.64%
Money Market Fund | Money Market Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	0.00%	[28],[29]
Net Expenses (as a percentage of Assets)	0.47%
Money Market Fund | Money Market Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.15%)	[28],[29]
Net Expenses (as a percentage of Assets)	0.44%
Overseas Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Overseas Fund | Overseas Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.03%)	[30],[31]
Net Expenses (as a percentage of Assets)	0.91%
Overseas Fund | Overseas Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.02%)	[30],[31]
Net Expenses (as a percentage of Assets)	1.46%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.73%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.45%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.99%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.68%
Principal LifeTime Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.00%	[32]
Net Expenses (as a percentage of Assets)	0.84%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.64%
Net Expenses (as a percentage of Assets)	0.64%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.02%)	[32]
Net Expenses (as a percentage of Assets)	0.46%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.04%
Net Expenses (as a percentage of Assets)	1.04%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.73%
Net Expenses (as a percentage of Assets)	0.73%
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.49%
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.04%
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.73%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.80%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.64%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.48%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	1.04%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.47%
Expenses (as a percentage of Assets)	0.73%
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.49%
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.05%
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.74%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.82%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.67%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.51%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.07%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.76%
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.53%
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.09%
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.78%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.54%
Expenses (as a percentage of Assets)	0.88%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.54%
Expenses (as a percentage of Assets)	0.72%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.54%
Expenses (as a percentage of Assets)	0.55%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.54%
Expenses (as a percentage of Assets)	1.11%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.54%
Expenses (as a percentage of Assets)	0.80%
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.56%
Expenses (as a percentage of Assets)	0.57%
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.56%
Expenses (as a percentage of Assets)	1.13%
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.56%
Expenses (as a percentage of Assets)	0.82%
Principal LifeTime 2050 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	0.00%	[33]
Net Expenses (as a percentage of Assets)	0.96%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.79%
Net Expenses (as a percentage of Assets)	0.79%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.59%
Net Expenses (as a percentage of Assets)	0.59%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.15%
Net Expenses (as a percentage of Assets)	1.15%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.84%
Net Expenses (as a percentage of Assets)	0.84%
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.59%
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.16%
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.85%
Principal LifeTime 2060 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027;
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	0.00%	[34]
Net Expenses (as a percentage of Assets)	0.93%
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.59%
Net Expenses (as a percentage of Assets)	0.59%
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.16%
Net Expenses (as a percentage of Assets)	1.16%
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.85%
Net Expenses (as a percentage of Assets)	0.85%
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.61%
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.16%
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.85%
Principal LifeTime 2070 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	3.21%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	3.94%
Fee Waiver or Reimbursement	(3.06%)	[35]
Net Expenses (as a percentage of Assets)	0.88%
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.02%)	[35]
Net Expenses (as a percentage of Assets)	0.63%
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	0.00%	[35]
Net Expenses (as a percentage of Assets)	1.19%
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	0.00%	[35]
Net Expenses (as a percentage of Assets)	0.88%
Principal LifeTime Hybrid Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.48%
Net Expenses (as a percentage of Assets)	0.48%
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.29%)	[36]
Net Expenses (as a percentage of Assets)	0.34%
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.05%)	[36]
Net Expenses (as a percentage of Assets)	0.31%
Principal LifeTime Hybrid 2015 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.47%
Net Expenses (as a percentage of Assets)	0.47%
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.12%)	[37]
Net Expenses (as a percentage of Assets)	0.34%
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.05%)	[37]
Net Expenses (as a percentage of Assets)	0.31%
Principal LifeTime Hybrid 2020 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.46%
Net Expenses (as a percentage of Assets)	0.46%
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.05%)	[38]
Net Expenses (as a percentage of Assets)	0.34%
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	0.00%	[38]
Net Expenses (as a percentage of Assets)	0.31%
Principal LifeTime Hybrid 2025 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.44%
Net Expenses (as a percentage of Assets)	0.44%
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.03%)	[39]
Net Expenses (as a percentage of Assets)	0.33%
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.00%	[39]
Net Expenses (as a percentage of Assets)	0.30%
Principal LifeTime Hybrid 2030 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.45%
Net Expenses (as a percentage of Assets)	0.45%
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.01%)	[40]
Net Expenses (as a percentage of Assets)	0.33%
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.29%
Net Expenses (as a percentage of Assets)	0.29%
Principal LifeTime Hybrid 2035 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.44%
Net Expenses (as a percentage of Assets)	0.44%
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.02%)	[41]
Net Expenses (as a percentage of Assets)	0.32%
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.29%
Net Expenses (as a percentage of Assets)	0.29%
Principal LifeTime Hybrid 2040 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.47%
Net Expenses (as a percentage of Assets)	0.47%
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.01%)	[42]
Net Expenses (as a percentage of Assets)	0.34%
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.31%
Net Expenses (as a percentage of Assets)	0.31%
Principal LifeTime Hybrid 2045 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.49%
Net Expenses (as a percentage of Assets)	0.49%
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.03%)	[43]
Net Expenses (as a percentage of Assets)	0.35%
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%	[43]
Net Expenses (as a percentage of Assets)	0.32%
Principal LifeTime Hybrid 2050 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.52%
Net Expenses (as a percentage of Assets)	0.52%
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.03%)	[44]
Net Expenses (as a percentage of Assets)	0.36%
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	0.00%	[44]
Net Expenses (as a percentage of Assets)	0.33%
Principal LifeTime Hybrid 2055 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.57%
Net Expenses (as a percentage of Assets)	0.57%
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.05%)	[45]
Net Expenses (as a percentage of Assets)	0.36%
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.01%)	[45]
Net Expenses (as a percentage of Assets)	0.33%
Principal LifeTime Hybrid 2060 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.05%)	[46]
Net Expenses (as a percentage of Assets)	0.61%
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.11%)	[46]
Net Expenses (as a percentage of Assets)	0.36%
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.03%)	[46]
Net Expenses (as a percentage of Assets)	0.33%
Principal LifeTime Hybrid 2065 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.23%)	[47]
Net Expenses (as a percentage of Assets)	0.61%
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.50%)	[47]
Net Expenses (as a percentage of Assets)	0.36%
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.09%)	[47]
Net Expenses (as a percentage of Assets)	0.33%
Principal LifeTime Hybrid 2070 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	1.34%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(1.19%)	[48]
Net Expenses (as a percentage of Assets)	0.61%
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	1.60%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(1.55%)	[48]
Net Expenses (as a percentage of Assets)	0.36%
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.77%)	[48]
Net Expenses (as a percentage of Assets)	0.33%
Real Estate Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Real Estate Securities Fund | Real Estate Securities Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.19%
Net Expenses (as a percentage of Assets)	1.19%
Real Estate Securities Fund | Real Estate Securities Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	2.07%
Net Expenses (as a percentage of Assets)	2.07%
Real Estate Securities Fund | Real Estate Securities Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.09%
Net Expenses (as a percentage of Assets)	1.09%
Real Estate Securities Fund | Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.04%)	[49]
Net Expenses (as a percentage of Assets)	0.86%
Real Estate Securities Fund | Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.37%
Net Expenses (as a percentage of Assets)	1.37%
Real Estate Securities Fund | Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.06%
Net Expenses (as a percentage of Assets)	1.06%
Real Estate Securities Fund | Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.81%
Net Expenses (as a percentage of Assets)	0.81%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.05%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.82%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.91%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.75%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.31%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.00%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	1.02%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	1.82%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.87%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.73%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	1.28%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.97%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.08%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.85%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.94%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.79%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.34%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.03%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	1.00%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	1.79%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	0.85%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	0.73%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	1.26%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	0.95%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.11%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.90%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.98%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	0.82%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.37%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.52%
Expenses (as a percentage of Assets)	1.06%
Short-Term Income Fund | Short-Term Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[50]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.60%
Short-Term Income Fund | Short-Term Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[50]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.54%
Short-Term Income Fund | Short-Term Income Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[50]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Short-Term Income Fund | Short-Term Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[50]
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
Short-Term Income Fund | Short-Term Income Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[50]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.92%
Short-Term Income Fund | Short-Term Income Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[50]
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%
SmallCap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
SmallCap Fund | SmallCap Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.11%
Net Expenses (as a percentage of Assets)	1.11%
SmallCap Fund | SmallCap Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.97%
Net Expenses (as a percentage of Assets)	0.97%
SmallCap Fund | SmallCap Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.03%)	[51]
Net Expenses (as a percentage of Assets)	0.85%
SmallCap Fund | SmallCap Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.30%
Net Expenses (as a percentage of Assets)	1.30%
SmallCap Fund | SmallCap Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.99%
Net Expenses (as a percentage of Assets)	0.99%
SmallCap Fund | SmallCap Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.73%
Net Expenses (as a percentage of Assets)	0.73%
SmallCap Growth Fund I
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
SmallCap Growth Fund I | SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.02%)	[52],[53]
Net Expenses (as a percentage of Assets)	1.14%
SmallCap Growth Fund I | SmallCap Growth I Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.02%)	[52],[53]
Net Expenses (as a percentage of Assets)	0.98%
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.02%)	[52],[53]
Net Expenses (as a percentage of Assets)	1.44%
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.02%)	[52],[53]
Net Expenses (as a percentage of Assets)	1.13%
SmallCap Growth Fund I | SmallCap Growth Fund I, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.03%)	[52],[53]
Net Expenses (as a percentage of Assets)	0.87%
SmallCap S&P 600 Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.39%
Net Expenses (as a percentage of Assets)	0.39%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.04%)	[54]
Net Expenses (as a percentage of Assets)	0.21%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.73%
Net Expenses (as a percentage of Assets)	0.73%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.42%
Net Expenses (as a percentage of Assets)	0.42%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.17%
Net Expenses (as a percentage of Assets)	0.17%
SmallCap Value Fund II
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
SmallCap Value Fund II | SmallCap Value II Fund, Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[55]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.02%)	[56],[57]
Net Expenses (as a percentage of Assets)	1.21%
SmallCap Value Fund II | SmallCap Value II Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[55]
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.08%)	[56],[57]
Net Expenses (as a percentage of Assets)	0.94%
SmallCap Value Fund II | SmallCap Value II Fund, Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[55]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.02%)	[56],[57]
Net Expenses (as a percentage of Assets)	1.45%
SmallCap Value Fund II | SmallCap Value II Fund, Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[55]
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.02%)	[56],[57]
Net Expenses (as a percentage of Assets)	1.14%
SmallCap Value Fund II | SmallCap Value Fund II, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[55]
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.05%)	[56],[57]
Net Expenses (as a percentage of Assets)	0.89%
Tax-Exempt Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.19%	[58]
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.92%
Net Expenses (as a percentage of Assets)	0.92%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.19%	[58]
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.82%
Net Expenses (as a percentage of Assets)	1.82%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.19%	[58]
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.08%)	[59]
Net Expenses (as a percentage of Assets)	0.64%

[1]	Includes interest expense from inverse floaters.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.46% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Class A and 0.48% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[5]	Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the contractual expense limit.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[7]	Includes 0.01% of expenses associated with consulting fees. The expense is not subject to the contractual expense limit.
[8]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[9]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[10]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[11]	Includes 0.01% of expenses associated with consulting fees. The expense is not subject to the contractual expense limit.
[12]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 1.30% for Class J and 1.10% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[13]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year
[14]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for Institutional Class, 0.98% for Class R-3, and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[15]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Institutional Class Shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[16]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees in an amount equal to all Acquired Fund Fees and Expenses. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[17]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expense and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.60% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year
[18]	Fees have been restated to reflect current fees.
[19]	Based on estimated expenses for the current fiscal year.
[20]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[21]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.79% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[22]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[23]	Fees have been restated to reflect current fees.
[24]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[25]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[26]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[27]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[28]	Principal Funds Distributor, Inc. (the "Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[29]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[30]	Principal Global Investors, LLC ("PGI") has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[31]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[32]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A and 0.00% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[33]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[34]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[35]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.62% for Class R-3, and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[36]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[37]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[38]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[39]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[40]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[41]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[42]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[43]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[44]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[45]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[46]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[47]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[48]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[49]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, he Fund may reimburse PGI for expenses incurred during the current fiscal year.
[50]	Fees have been restated to reflect current fees.
[51]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[52]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[53]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[54]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.21% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[55]	Fees have been restated to reflect current fees.
[56]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[57]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.93% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year
[58]	Includes interest expense from inverse floaters
[59]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.